Discontinued Operations - Statement of Operations and Comprehensive Income (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations
Other revenues			$ 14,398
Selling, general and administrative expenses			(8,879)
Gain on disposal of subsidiaries			47,845
Profit before income tax	$ 0	$ 0	53,364
Income tax expense	0	0	0
Net income from discontinued operations attributable to the Company's shareholders	$ 0	$ 0	53,364
Income from discontinued operations attributable to shareholders of the Company			$ 53,364